Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 881,745,712	$ 581,156,334
Foreign currency | Purchases
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,918,748,061	1,216,882,192
Foreign currency | Sales
Disclosure of detailed information about financial instruments [line items]
Notional amount	761,912,214	788,034,656
Foreign currency | Customers´ Purchases
Disclosure of detailed information about financial instruments [line items]
Notional amount	35,483,532	222,082,841
Foreign currency | Customers´ Sales
Disclosure of detailed information about financial instruments [line items]
Notional amount	813,753,825	573,462,598
Government Securities | Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional amount	444,977,522	256,813,768
Government Securities | Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional amount	684,167,496	324,843,130
Others | Variable‑to‑fixed interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 29,000,000	$ 0